FINANCIAL INSTRUMENTS - Schedule of currency risk affect net income (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
CURRENCY RISKS AFFECT NET INCOME
Financial assets	$ 1,675,658	$ 592,491
Financial liabilities	592,747	577,162
United States dollars
CURRENCY RISKS AFFECT NET INCOME
Financial assets	650,984	331,138
Financial liabilities	133,275	57,116
Bolivianos
CURRENCY RISKS AFFECT NET INCOME
Financial assets	1,024,674	261,353
Financial liabilities	$ 459,472	$ 520,046